UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04060

Exact name of registrant as specified in charter:	Cash Accumulation Trust

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	9/30/2005

Date of reporting period:	6/30/2005

Item 1.	Schedule of Investments [INSERT REPORT]

Cash Accumulation Trust     Liquid Assets Fund

Schedule of Investments as of June 30, 2005 (Unaudited)

Principal Amount (000)	Description	Value
Asset Backed Securities 0.4%
	Ford Credit Auto Owner Trust, Ser. 2005-B, Class A1
$3,435	3.15%, 12/15/05	$3,435,232

Certificates of Deposit 7.7%
	Barclays Bank PLC
15,000	3.176%, 7/18/05(a)	14,997,383
	BNP Paribas
20,000	3.18%, 8/9/05	20,000,000
	Canadian Imperial Bank of Commerce
4,000	3.20%, 7/12/05(a)	4,000,071
	Deutsche Bank AG
6,500	3.105%, 7/25/05	6,499,796
	Suntrust Bank, Inc.
14,000	3.20%, 5/12/06	13,999,004

		59,496,254

Commercial Paper 59.7%
	Bank of Ireland Governor & Co., 144A
5,800	3.32%, 7/6/05(d)	5,797,487
5,000	3.34%, 8/22/05(d)	4,975,733
	BankAmerica Corp.
38,000	3.33%, 8/9/05(d)	37,870,325
	Barton Capital Corp., 144A
1,884	3.35%, 7/14/05(d)	1,881,823
	CAFCO LLC, 144A
20,000	3.38%, 8/17/05(d)	19,913,050
15,000	3.44%, 9/20/05(d)	14,884,913
	Citigroup Global Markets Holdings, Inc.
10,000	3.33%, 8/12/05(d)	9,963,075
	Depfa Bank PLC, 144A
20,000	3.33%, 8/11/05(d)	19,928,022
	Edison Asset Securization LLC
755	3.37%, 8/5/05(d)	752,651
10,000	3.43%, 9/12/05(d)	9,935,922
	Greenwich Capital Holdings
28,000	3.17%, 7/11/05(a)	28,000,000
	Hewlett-Packard Co., 144A
21,200	3.33%, 7/27/05(d)	21,152,382
	HSH Nordbank AG, 144A
19,000	3.33%, 8/9/05(d)	18,931,869
	ING America Insurance holdings, Inc.
8,180	3.33%, 8/8/05(d)	8,152,543
	ING Funding LLC
2,000	3.33%, 7/26/05(d)	1,995,625
1,500	3.33%, 7/28/05(d)	1,496,456

Cash Accumulation Trust     Liquid Assets Fund

Schedule of Investments as of June 30, 2005 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
	Market Street Funding Corp., 144A
$9,000	3.36%, 7/19/05(d)	$8,985,375
30,000	3.37%, 8/1/05(d)	29,916,558
	Morgan Stanley
6,000	3.33%, 7/20/05(d)	5,989,803
	Nordeutsche Landesbank
13,000	3.32%, 7/6/05(d)	12,994,475
25,744	3.33%, 8/9/05(d) 144A	25,655,312
	Park Granada LLC, 144A
22,000	3.32%, 7/1/05(d)	22,000,000
10,118	3.33%, 7/29/05(d)	10,091,952
6,000	3.40%, 8/29/05(d)	5,966,566
	PNC Bank N.A.,
12,000	3.33%, 7/27/05(d)	11,971,487
	Prudential PLC, 144A
5,000	3.33%, 7/29/05(d)	4,987,867
13,000	3.33%, 8/9/05(d)	12,955,356
8,500	3.40%, 8/29/05(d)	8,454,586
	Sheffield Receivables Corp., 144A
10,000	3.36%, 7/21/05(d)	9,982,000
3,025	3.36%, 7/27/05(d)	3,018,184
	Skandinaviska Enskilda Banken, 144A
18,000	3.27%, 7/18/05(a)	18,000,000
	Spintab Swedmortgage AB
4,700	3.33%, 8/11/05(d)	4,683,085
	St. George Bank, Ltd., 144A
3,830	3.40%, 9/6/05(d)	3,805,551
	Svenska Handlesbanken, Inc.
8,650	3.33%, 7/20/05(d)	8,635,734
	Swiss Re Financial Products Corp., 144A
9,000	3.32%, 7/13/05(d)	8,991,570
	Triple A One Funding Corp., 144A
6,499	3.36%, 7/25/05(d)	6,484,702
	Tulip Funding Corp., 144A
2,998	3.36%, 7/29/05(d)	2,990,282
	Windmill Funding Corp., 144A
10,000	3.35%, 7/13/05(d)	9,989,733
7,000	3.36%, 7/20/05(d)	6,988,510
13,937	3.37%, 8/1/05(d)	13,897,516

		463,068,080

Other Corporate Obligations 28.6%
	American Express Centurion, MTN
14,000	3.17%, 7/18/05(a)	14,005,784
4,000	3.196%, 8/3/05(a)	3,999,577
	American Express Credit Corp., MTN
10,000	3.23%, 7/5/05(a)	10,004,727
	Sr. Notes
4,100	3.406%, 7/18/05(a)	4,107,237

Cash Accumulation Trust     Liquid Assets Fund

Schedule of Investments as of June 30, 2005 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
	Bank One N.A., MTN
$12,000	3.25%, 7/18/05(a)	$12,013,219
	Citigroup Global Markets, MTN
13,000	3.221%, 7/25/05	13,000,351
13,500	3.38%, 1/27/06(a)	13,517,532
	General Electric Capital Corp.
6,000	3.284%, 7/11/05 MTN(a)	6,000,000
6,000	3.34%, 7/18/05(a)	6,000,000
	Goldman Sachs Group, Inc., MTN
2,500	6.34%, 3/1/06	2,542,791
	Irish Life & Permanent Trust PLC, 144A
5,000	3.27%, 7/21/05(a)	4,999,667
	Merrill Lynch & Co., Inc., MTN
10,000	3.41%, 7/11/05(a)	10,000,000
9,425	3.59%, 1/13/06	9,448,763
14,150	3.684%, 5/22/06	14,202,075
	Metropolitan Life Insurance, (cost $4,000,000; purchased 9/30/04)
4,000	3.191%, 8/1/05(a)(c)	4,000,000
	Morgan Stanley Dean Witter & Co.
8,000	3.354%, 7/27/05 MTN(a)	8,005,598
20,000	3.13%, 8/3/05(a)	20,000,000
	National City Bank
23,000	3.26%, 7/29/05 MTN(a)	22,998,088
5,000	3.314%, 7/26/05(a)	5,001,805
10,000	3.16%, 2/6/06	9,998,300
	Royal Bank of Canada, MTN
4,000	3.20%, 7/11/05(a)	4,000,000
	U.S. Bank, N.A.
10,000	2.22%, 7/18/05	9,995,643
5,000	3.35%, 12/5/05	5,000,841
	Wells Fargo & Co., Sr. Notes
9,000	7.25%, 8/24/05	9,050,252

		221,892,250

Repurchase Agreement 5.4%
	Goldman, Sachs & Co., Inc.
25,000	3.43%, dated 06/30/05, due 07/01/05 in the amount of $25,002,382 (cost 25,000,000; the value of the collateral including accrued interest was 25,500,001)(e)	25,000,000
	Greenwich Capital Markets,
16,702	3.45%, dated 06/30/05, due 07/01/05 in the amount of $16,703,601 (cost 16,702,000; the value of the collateral including accrued interest was 17,037,121)(e)	16,702,000

		41,702,000

Cash Accumulation Trust     Liquid Assets Fund

Schedule of Investments as of June 30, 2005 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
	Total Investments 101.8% (amortized cost $ 789,593,816)(b)	$789,593,816
	Liabilities in excess of other assets (1.8%)	(14,378,858)

	Net Assets 100%	$775,214,958

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(b)	The cost of securities for federal income tax basis is the same as for financial reporting purposes.

(c)	Private placement, restricted as to resale and does not have a readily available market, the aggregate cost of such securities is $4,000,000. The aggregate value of $4,000,000 is approximately 0.52% of net assets.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

(e)	Repurchase agreements are collateralized by United States or federal agency obligations.

MTN – Medium Term Note.

Cash Accumulation Trust     National Money Market Fund

Schedule of Investments as of June 30, 2005 (Unaudited)

Principal Amount (000)	Description	Value
Asset Backed Securities 0.8%
	Ford Credit Auto Owner Trust, Ser. 2005-B, Class A1
$1,963	3.15%, 12/15/05	$1,962,990

Certificates of Deposit 4.2%
	American Express Centurion Bank
5,000	3.18%, 8/9/05	5,000,000
	Suntrust Bank
6,000	3.20%, 5/12/06(a)	5,999,573

		10,999,573

Commercial Paper 55.8%
	Alliance & Leicester PLC, 144A
2,500	3.32%, 7/7/05(d)	2,498,717
	BankAmerica Corp.
12,000	3.33%, 8/9/05(d)	11,959,050
	CAFCO LLC, 144A
8,000	3.37%, 8/16/05(d)	7,965,960
	Depfa Bank PLC, 144A
4,000	3.33%, 8/11/05(d)	3,985,605
1,500	3.34%, 8/18/05(d)	1,493,300
	Edison Asset Securitization LLC, 144A
4,000	3.43%, 9/12/05(d)	3,974,369
	Greenwich Capital Holdings
16,000	3.17%, 11/14/05(a)	16,000,000
	Hewlett Packard Co., 144A
17,000	3.33%, 7/25/05(d)	16,964,753
	HSH Nordbank Ag, 144A
6,000	3.33%, 8/9/05(d)	5,978,485
	Market Street Funding Corp., 144A
9,000	3.36%, 7/19/05(d)	8,985,375
4,891	3.37%, 8/1/05(d)	4,877,396
	Nordeutsche Landesbank Luxembourg, 144A
7,000	3.32%, 7/6/05(d)	6,997,025
2,000	3.33%, 8/9/05(d)	1,993,110
4,200	3.40%, 9/6/05(d)	4,173,189
	Park Granada LLC, 144A
5,000	3.33%, 8/3/05(d)	4,985,517
	Prudential PLC, 144A
5,000	3.33%, 7/29/05(d)	4,987,886
	Sheffield Receivables Corp., 144A
4,000	3.36%, 7/21/05(d)	3,992,800
	Skandinaviska Enskilda Banken, 144A
10,000	3.27%, 7/18/05(a)	10,000,000
	Swiss Re Financial Products Corp., 144A
10,000	3.32%, 7/13/05(d)	9,990,633

Cash Accumulation Trust     National Money Market Fund

Schedule of Investments as of June 30, 2005 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
	Tulip Funding Corp., 144A
7,000	3.36%, 7/29/05(d)	6,981,979
	UBS Finance LLC
1,050	3.32%, 7/14/05(d)	1,048,828
	Windmill Funding Corp., 144A
5,000	3.35%, 7/13/05(d)	4,994,867

		144,828,844

Other Corporate Obligations 35.9%
	American Express Credit Corp.
4,000	3.23%, 7/5/05 MTN(a)	4,002,589
4,250	3.406%, 7/18/05(a)	4,257,471
	Bank One N.A., MTN
7,000	3.25%, 4/18/06(a)	7,007,711
	Caterpillar Financial Services Corp., MTN
5,650	3.308%, 11/14/05(a)	5,650,999
	Citigroup Global Markets, MTN
4,200	3.221%, 7/25/05(a)	4,200,113
	General Electric Capital Corp.
14,000	3.284%, 7/10/05(a)	14,013,177
	Household Finance Corp.
7,554	6.50%, 1/24/06	7,670,306
	Merrill Lynch & Co., Inc., MTN
8,000	3.41%, 7/11/05(a)	8,000,000
	Morgan Stanley
11,000	3.13%, 7/3/05 MTN (a)	11,000,000
2,300	6.10%, 4/15/06	2,341,108
	National City Bank
16,000	3.26%, 10/3/05(a)	15,998,670
	US Bank, N.A.
4,000	3.35%, 12/5/05(a)	4,000,673
	Wells Fargo & Co.
5,000	7.25%, 8/24/05	5,027,917

		93,170,734

Repurchase Agreement 3.1%
	Greenwich Capital Markets,
7,963	3.45%, dated 6/30/05, due 7/1/05 in the amount of $7,963,763 (cost $7,963,000; the value of the collateral including accrued interest was $8,122,526)(c)	7,963,000

	Total Investments 99.8% (amortized cost $258,925,141)(b)	258,925,141
	Other assets in excess of liabilities 0.2%	593,303

Cash Accumulation Trust     National Money Market Fund

Schedule of Investments as of June 30, 2005 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
	Net Assets 100%	$259,518,444

144A - Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted, or the date on which the security can be redeemed at par.

(b)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(c)	Repurchase agreements are collateralized by United States Treasury or federal agency obligations.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

MTN – Medium Term Note.

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees.

Other information regarding the fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cash Accumulation Trust

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs Secretary of the Fund

Date August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date August 10, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date August 10, 2005

*	Print the name and title of each signing officer under his or her signature.